SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment	The table below is a summary of the segment loss, including significant segment expenses:

	Year Ended December 31
	2024	2023
Expenses:
Research and development:
SP-3164	$345,580	$4,129,308
SP-2577	424,447	3,044,439
General and administrative:
Professional services and Consulting	2,692,815	2,456,319
Personnel cost	1,472,811	1,658,839
Facility cost and other	798,663	1,606,039
Loss from operations	5,734,316	12,894,944
Interest income (expense), net	158,539	352,251
Net loss	$5,575,777	$12,542,693